INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]
NOTE 10 -	INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2016	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$9,030	1,077	44	10,151
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	797	3,961	-	4,758
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,484	2,213	-	3,697
Southcon Development Sdn Bhd.	30.00%	224	(116)	-	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	452	(452)	-	-
		$11,987	6,683	44	18,714

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,387	-	-	2,387
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,631	-	-	1,631
Zhejiang Sanxin Technology Co., Ltd.	6.00%	90	-	-	90
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
		$4,108	-	-	4,108

June 30, 2017	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
Beijing Hollycon Medicine & Technology. Co., Ltd.	30.00%	$22,737	1,773	-	24,510
China Techenergy Co., Ltd.	40.00%	8,847	2,503	43	11,393
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	781	4,262	-	5,043
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,454	2,241	-	3,695
Shenzhen HollySys Intelligent Technologies Co., Ltd.	60.00%	2,654	(159)	-	2,495
Southcon Development Sdn Bhd.	30.00%	210	(104)	-	106
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	442	(442)	-	-
		$37,125	10,074	43	47,242

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,338	-	-	2,338
Heilongjiang Ruixing Technology Co., Ltd.	6.00%	1,598	-	-	1,598
Zhejiang Sanxin Technology Co., Ltd.	6.00%	88	-	-	88
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
		$4,024	-	-	4,024

In July 2016, Beijing Hollycon Medicine & Technology. Co., Ltd. (“Hollycon”), previously one of the Company’s subsidiaries, issued new shares for an aggregate cash consideration of $30,943 to two new third party investors. At the same time, the Company disposed 0.6% of its equity interest in Hollycon for cash consideration of $464. These two transactions resulted in dilution of the Company’s equity interest in Hollycon from 51% to 30%. According to the revised article of association, Hollycon will be managed by a board of directors comprising of a total 5 members, of which, the Company can appoint two directors while the other three shareholders can appoint one director each. The Company can also appoint the chairman of the board. All major management and operation decision need be approved by the board and requires approval by at least 2/3 of board directors. Profits is allocated to shareholders based on the percentage of respective initial investment. The Company lost control over Hollycon upon the completion of the two transactions set out above, but maintained significant influence over Hollycon, and accounted for the investment in Hollycon under equity method. Upon the deconsolidation date, the Company recorded the retained non-controlling equity investee at fair value of $22,737 and recognized a gain of $14,514. The fair value of retained non-controlling interest in Hollycon was measured using a discounted cash flow approach. Key estimates and assumptions include the amount and timing of future expected cash flows, terminal value growth rates, and discount rate.

Shenzhen HollySys Intelligent Technologies Co., Ltd. (“Shenzhen HollySys”) was set up in October 2016. The Company holds a 60% equity interest of Shenzhen HollySys, but uses the equity method to account for the investment as the Company does not control Shenzhen Hollysys since:

1) Only one out of the three board representatives is elected by the Company and the remaining two are elected by other two shareholders;

2) Based on the articles of association of Shenzhen HollySys, all major decisions in the normal business operation and appointment of key managements of Shenzhen HollySys is subject to approval by at least two-third vote of the Board of Directors.

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”), but uses the cost method to account for the investment since:

1) Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Information without regards to the views of the Company;

2) Key management of Shenhua Information including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.

3) Based on the articles of association of Shenhua Information, there are no matters that require unanimous approval of all shareholders and there are no participating rights for non-controlling shareholders.

The Company reduced the investment in Zhongjijing Investment Consulting Co., Ltd. (“Zhongjijing”) to nil since June 30, 2014. The Company expects that the recoverable amount of the investment in Zhongjijing to be nil.